PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.3%
Asset-Backed Securities 0.4%
Credit Cards
Chase Issuance Trust, Series 2012-A07, Class A7	2.160%	09/15/24	100	$ 100,871
Citibank Credit Card Issuance Trust, Series 2018-A03, Class A3	3.290	05/23/25	100	104,772

Total Asset-Backed Securities (cost $198,716)				205,643
Commercial Mortgage-Backed Securities 5.1%
Barclays Commercial Mortgage Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	101,401
Benchmark Mortgage Trust, Series 2018-B03, Class A3	3.746	04/10/51	30	31,966
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	95,040
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	41,425
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	125	133,829
Series 2017-P08, Class A3	3.203	09/15/50	75	79,091
Commercial Mortgage Trust,
Series 2015-CR26, Class A4	3.630	10/10/48	55	58,956
Series 2015-PC01, Class A4	3.620	07/10/50	200	212,369
Series 2016-DC02, Class A5	3.765	02/10/49	25	26,983

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	45	46,952
Fannie Mae-Aces,
Series 2016-M11, Class A2	2.369(cc)	07/25/26	75	75,856
Series 2017-M01, Class A2	2.416(cc)	10/25/26	40	40,875
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class A2	3.224	03/25/27	100	107,371
Series K070, Class AM	3.364	12/25/27	25	27,069
Series K076, Class A2	3.900	04/25/28	90	101,234
Series K076, Class AM	3.900	04/25/28	50	55,930
Series K077, Class AM	3.850(cc)	05/25/28	10	11,173
Series K083, Class AM	4.030(cc)	10/25/28	25	28,385

JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	136,087

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559%	08/15/49	20	$ 20,298
Series 2016-JP04, Class A3	3.393	12/15/49	125	133,193
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	70	72,798
Series 2016-C32, Class A3	3.459	12/15/49	125	134,136

Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337	12/15/49	125	132,706
UBS Commercial Mortgage Trust,
Series 2018-C09, Class ASB	4.090	03/15/51	60	65,713
Series 2018-C11, Class A3	4.312	06/15/51	75	82,403
Series 2018-C13, Class A3	4.069	10/15/51	200	222,619
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	125	133,032
Series 2017-C39, Class A3	2.878	09/15/50	100	102,648

Total Commercial Mortgage-Backed Securities (cost $2,356,867)				2,511,538
Corporate Bonds 26.2%
Aerospace & Defense 1.0%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26	35	34,772
Sr. Unsec’d. Notes	2.950	02/01/30	45	46,032
Sr. Unsec’d. Notes	3.100	05/01/26	10	10,446
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes	5.050	06/15/25	8	8,770
Gtd. Notes	5.400	02/01/27	2	2,258

General Dynamics Corp., Gtd. Notes	3.500	05/15/25	115	123,742
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	2.900	03/01/25	55	57,456
Sr. Unsec’d. Notes	3.800	03/01/45	15	16,587

Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	25	30,580
Rockwell Collins, Inc., Sr. Unsec’d. Notes	3.500	03/15/27	75	80,227

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes	2.800%	05/04/24	45	$ 46,396
Sr. Unsec’d. Notes	4.125	11/16/28	20	22,701
				479,967
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	65	65,956
Gtd. Notes	4.800	02/14/29	25	27,474
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	55	55,874
Gtd. Notes	3.557	08/15/27	20	20,154

Philip Morris International, Inc., Sr. Unsec’d. Notes	2.625	03/06/23	50	50,843
				220,301
Airlines 0.1%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	24	25,180
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes	3.400	04/19/21	20	20,295
Sr. Unsec’d. Notes	3.625	03/15/22	20	20,512
				65,987
Auto Manufacturers 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29	10	10,682
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.664	09/08/24	10	9,893
Sr. Unsec’d. Notes	3.810	01/09/24	10	10,003
Sr. Unsec’d. Notes	4.134	08/04/25	55	54,799

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	15	$ 16,594
General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	80	82,658
				184,629
Banks 5.5%
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	152	159,252
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	115	119,197
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	25	26,922
Sr. Unsec’d. Notes, MTN	3.970(ff)	03/05/29	25	27,228
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	50	53,745
Sub. Notes, MTN	4.000	01/22/25	30	32,029
Sub. Notes, Series L, MTN	3.950	04/21/25	45	47,968

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25	200	206,924
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.400	05/01/26	45	47,251
Sr. Unsec’d. Notes	3.700	01/12/26	220	234,125
Sr. Unsec’d. Notes	4.650	07/30/45	50	61,270
Sub. Notes	4.450	09/29/27	35	38,534

Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	50	52,179
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	250	261,332
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	140	153,180

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875	01/14/22	115	121,737
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	5	4,987
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	105	111,014
Sr. Unsec’d. Notes	3.875	02/01/24	25	26,727
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	104,266
Sr. Unsec’d. Notes	3.900	07/15/25	10	10,779
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	50	56,654
Sub. Notes	3.875	09/10/24	120	128,243

KeyBank NA/Cleveland OH, Sub. Notes	3.900	04/13/29	50	54,328

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes	4.375%	01/22/47	55	$ 65,293
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	35	37,779
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	80	86,655
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	45	47,565
Sub. Notes, GMTN	4.350	09/08/26	30	32,689

PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	53,631
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269(ff)	03/22/25	30	31,802
SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes	4.050	11/03/25	20	21,936
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	20	20,274
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	04/22/26	55	56,445
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	90	92,561
				2,686,501
Beverages 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	3.650	02/01/26	130	139,452
Gtd. Notes	4.700	02/01/36	20	23,041
Gtd. Notes	4.900	02/01/46	30	35,816

Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300	02/01/23	4	4,159
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	20	21,398
Gtd. Notes	4.400	11/15/25	10	11,054
PepsiCo, Inc.,
Sr. Unsec’d. Notes	2.750	03/05/22	75	76,833
Sr. Unsec’d. Notes	3.600	03/01/24	10	10,686
				322,439
Biotechnology 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	160	161,674

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology (cont’d.)
Celgene Corp., Sr. Unsec’d. Notes	3.625%	05/15/24	40	$ 42,320
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	3.650	03/01/26	15	16,115
Sr. Unsec’d. Notes	4.400	12/01/21	20	20,884
				240,993
Building Materials 0.0%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	07/02/64	4	4,214
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	15	16,356
				20,570
Chemicals 0.9%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	75	77,729
Sr. Unsec’d. Notes, 144A	3.625	05/15/26	55	57,695

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.493	11/15/25	65	71,943
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650	10/15/44	40	42,838
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49	10	10,644
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27	75	78,147
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	5.750	04/15/24	15	16,941
Sr. Unsec’d. Notes	6.000	11/15/21	30	32,027
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	50	51,861
Sr. Unsec’d. Notes	5.250	01/15/45	15	17,681

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	5	5,643
				463,149

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services 0.1%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	20	$ 21,872
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	10	10,135
IHS Markit Ltd., Sr. Unsec’d. Notes	4.125	08/01/23	5	5,282
President & Fellows of Harvard College, Unsec’d. Notes	3.150	07/15/46	9	9,593
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119	5	5,466
University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	11,980
				64,328
Computers 1.0%
Apple, Inc.,
Sr. Unsec’d. Notes	2.400	05/03/23	120	122,156
Sr. Unsec’d. Notes	2.850	05/11/24	20	20,794
Sr. Unsec’d. Notes	3.250	02/23/26	160	170,417

International Business Machines Corp., Sr. Unsec’d. Notes	3.625	02/12/24	150	159,217
				472,584
Diversified Financial Services 0.3%
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	20	20,608
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27	20	21,498
Mastercard, Inc., Sr. Unsec’d. Notes	3.375	04/01/24	20	21,277
Private Export Funding Corp.,
Gov’t. Gtd. Notes	1.750	11/15/24	35	35,151
Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	26,796
				125,330

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 2.1%
Ameren Illinois Co., First Mortgage	4.500%	03/15/49	15	$ 18,836
Appalachian Power Co., Sr. Unsec’d. Notes, Series X	3.300	06/01/27	10	10,515
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage	3.950	03/01/48	20	23,161
General Ref. Mortgage, Series AC	4.250	02/01/49	5	6,028
Commonwealth Edison Co.,
First Mortgage	2.950	08/15/27	30	31,209
First Mortgage	3.650	06/15/46	5	5,427
First Mortgage	3.750	08/15/47	5	5,548
First Mortgage	4.350	11/15/45	15	17,927
First Mortgage	4.600	08/15/43	35	42,153

Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	26,065
DTE Energy Co., Sr. Unsec’d. Notes	3.800	03/15/27	40	43,113
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	5	5,769
First Ref. Mortgage	2.950	12/01/26	20	20,947

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	75,891
Duke Energy Indiana LLC, First Mortgage	3.250	10/01/49	40	40,281
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	40	42,012
Gtd. Notes	4.750	06/15/46	15	17,593
Entergy Louisiana LLC,
First Mortgage	4.050	09/01/23	35	37,500
Sec’d. Notes	4.000	03/15/33	15	17,215

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	10	10,291
FirstEnergy Corp., Sr. Unsec’d. Notes, Series C	4.850	07/15/47	15	17,879
Florida Power & Light Co.,
First Mortgage	2.750	06/01/23	25	25,743
First Mortgage	5.250	02/01/41	25	32,813

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	7,211

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650%	09/15/29	45	$ 44,631
Hydro-Quebec (Canada), Gov’t. Gtd. Notes	8.050	07/07/24	10	12,688
Louisville Gas & Electric Co., First Mortgage	5.125	11/15/40	5	6,309
MidAmerican Energy Co., First Mortgage	3.650	08/01/48	25	27,607
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.150	04/01/24	25	25,949
Ohio Power Co., Sr. Unsec’d. Notes	4.000	06/01/49	20	22,940
PacifiCorp, First Mortgage	5.250	06/15/35	45	55,952
PPL Electric Utilities Corp.,
First Mortgage	4.150	10/01/45	10	11,535
First Mortgage	6.250	05/15/39	10	14,098
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	25	24,966
First Mortgage, MTN	3.200	05/15/29	20	21,240
First Mortgage, MTN	3.600	12/01/47	5	5,475
First Ref. Mortgage, MTN	3.950	05/01/42	10	11,440

Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	20	20,813
San Diego Gas & Electric Co., First Mortgage, Series RRR	3.750	06/01/47	5	5,192
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	10	10,463
South Carolina Electric & Gas Co., First Mortgage	5.100	06/01/65	5	6,607
Southern California Edison Co., First Ref. Mortgage	4.650	10/01/43	40	45,059
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series L	3.850	02/01/48	15	15,832
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	26,898
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	13,384

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Westar Energy, Inc., First Mortgage	4.125%	03/01/42	15	$ 16,871
				1,027,076
Environmental Control 0.1%
Waste Management, Inc., Gtd. Notes	3.450	06/15/29	25	27,024
Foods 0.4%
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	50	49,828
Gtd. Notes	4.375	06/01/46	40	38,956
Gtd. Notes	5.000	06/04/42	25	25,953
Gtd. Notes, 144A	4.875	10/01/49	15	15,461

Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	15	15,015
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	65,533
				210,746
Forest Products & Paper 0.2%
International Paper Co., Sr. Unsec’d. Notes	3.000	02/15/27	100	102,372
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	20	20,822
NiSource, Inc., Sr. Unsec’d. Notes	4.800	02/15/44	25	29,318
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	27,898
				78,038
Healthcare-Products 0.5%
Abbott Laboratories,
Sr. Unsec’d. Notes	2.900	11/30/21	40	40,810
Sr. Unsec’d. Notes	3.750	11/30/26	9	9,861

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Abbott Laboratories, (cont’d.)
Sr. Unsec’d. Notes	4.900%	11/30/46	30	$38,338

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	32	34,196
Covidien International Finance SA, Gtd. Notes	2.950	06/15/23	75	77,511
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	10,520
Sr. Unsec’d. Notes	3.375	11/01/25	10	10,652

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.150	02/01/24	20	21,560
				243,448
Healthcare-Services 1.3%
Aetna, Inc., Sr. Unsec’d. Notes	2.750	11/15/22	70	71,008
Anthem, Inc., Sr. Unsec’d. Notes	3.650	12/01/27	70	74,047
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	5	5,050
Unsec’d. Notes	4.847	11/15/53	30	39,740

Children’s Hospital Corp. (The), Gtd. Notes	4.115	01/01/47	15	18,091
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	20,303
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920	06/01/47	10	11,342
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	5	6,116
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47	20	23,483
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700	02/01/45	25	27,875
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	5.000	07/01/42	25	32,349
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	23,018
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	17,254

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532%	10/01/29	10	$ 9,950
Unsec’d. Notes, Series H	2.746	10/01/26	50	51,182

Sutter Health, Unsec’d. Notes	4.091	08/15/48	55	62,616
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/15/25	90	97,613
Sr. Unsec’d. Notes	4.250	06/15/48	20	22,997
				614,034
Insurance 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	75	83,675
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	45	49,589
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	80	85,076
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	30	41,491
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	35	37,694
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.050	01/15/30	5	5,051
Sr. Unsec’d. Notes	4.350	03/01/48	5	5,506
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	25	25,508
Sr. Unsec’d. Notes	4.300	11/01/47	15	15,852
				349,442
Internet 0.0%
Amazon.com, Inc., Sr. Unsec’d. Notes	2.800	08/22/24	15	15,602

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600%	04/15/24	5	$ 5,276
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	46,372
				51,648
Machinery-Diversified 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN	2.650	06/24/24	10	10,318
Sr. Unsec’d. Notes, MTN	2.800	03/06/23	40	41,161

Wabtec Corp., Gtd. Notes	4.950	09/15/28	10	11,035
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	35	36,199
				98,713
Media 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	5	5,073
Sr. Sec’d. Notes	5.375	04/01/38	45	50,673
Sr. Sec’d. Notes	6.484	10/23/45	50	61,442
Comcast Corp.,
Gtd. Notes	3.000	02/01/24	30	31,196
Gtd. Notes	4.600	08/15/45	55	65,858
Gtd. Notes	4.650	07/15/42	10	11,950
Gtd. Notes	4.700	10/15/48	30	36,882
Sr. Unsec’d. Notes	3.450	02/01/50	15	15,341
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	50	51,507
Gtd. Notes	5.000	09/20/37	5	5,426
Gtd. Notes	5.300	05/15/49	5	5,586

TWDC Enterprises 18 Corp., Gtd. Notes	2.750	08/16/21	50	50,957
Viacom, Inc.,
Sr. Unsec’d. Notes	3.875	04/01/24	20	21,029
Sr. Unsec’d. Notes	5.850	09/01/43	10	12,234

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes, 144A	5.400%	10/01/43	60	$ 83,206
Gtd. Notes, 144A	7.300	04/30/28	95	127,994
				636,354
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	5	6,528
Newmont Goldcorp Corp., Sr. Unsec’d. Notes	2.800	10/01/29	10	9,879
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	3.750	06/15/25	45	48,674
				65,081
Miscellaneous Manufacturing 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.150	09/07/22	95	96,813
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	15,627
				112,440
Oil & Gas 1.1%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	11	11,196
BP Capital Markets America, Inc., Gtd. Notes	3.245	05/06/22	60	61,969
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.250	06/15/37	10	10,815
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	40	41,583
Gtd. Notes	4.300	08/15/28	35	37,769
Gtd. Notes	4.875	10/01/47	5	5,644

ConocoPhillips Co., Gtd. Notes	4.950	03/15/26	30	34,563
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	20	23,885

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Encana Corp. (Canada), Gtd. Notes	6.500%	08/15/34	20	$ 23,720
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	25	27,596
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	20	23,776
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/41	20	23,157
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21	15	15,100
Sr. Unsec’d. Notes	3.125	02/15/22	40	40,667
Sr. Unsec’d. Notes	5.550	03/15/26	15	17,002
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	03/13/27	15	15,900
Gtd. Notes	6.625	06/15/35	20	20,371
Gtd. Notes, 144A	6.840	01/23/30	38	40,580
Gtd. Notes, 144A	7.690	01/23/50	28	30,531

Total Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	25,869
Valero Energy Corp., Sr. Unsec’d. Notes	4.000	04/01/29	20	21,376
				553,069
Oil & Gas Services 0.1%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	25	26,681
Pharmaceuticals 2.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	100	104,740
Sr. Unsec’d. Notes	4.700	05/14/45	45	48,104
Allergan Funding SCS,
Gtd. Notes	3.850	06/15/24	5	5,267
Gtd. Notes	4.550	03/15/35	40	42,857

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes, 144A	4.250	10/26/49	30	35,140
Cigna Corp.,
Gtd. Notes, 144A	4.000	02/15/22	35	36,212
Gtd. Notes, 144A	4.500	02/25/26	120	130,610

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875%	07/20/25	5	$ 5,316
Sr. Unsec’d. Notes	4.300	03/25/28	20	21,710
Sr. Unsec’d. Notes	4.780	03/25/38	10	11,104
Sr. Unsec’d. Notes	5.050	03/25/48	50	57,276
Sr. Unsec’d. Notes	5.125	07/20/45	15	17,231

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850	05/08/22	45	46,054
Johnson & Johnson,
Sr. Unsec’d. Notes	2.450	03/01/26	25	25,605
Sr. Unsec’d. Notes	3.625	03/03/37	20	22,406
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.400	09/15/22	100	102,070
Sr. Unsec’d. Notes	3.400	03/07/29	25	27,227

Mylan, Inc., Gtd. Notes	5.200	04/15/48	55	58,963
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	11/20/45	40	47,438
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	45	46,528
Wyeth LLC, Gtd. Notes	6.450	02/01/24	60	70,665
Zoetis, Inc., Sr. Unsec’d. Notes	3.000	09/12/27	5	5,150
				967,673
Pipelines 1.0%
Energy Transfer Operating LP,
Gtd. Notes	4.750	01/15/26	50	54,165
Gtd. Notes	4.900	03/15/35	30	31,288
Gtd. Notes	5.300	04/15/47	15	15,873
Gtd. Notes	6.250	04/15/49	5	6,008
Gtd. Notes	6.625	10/15/36	10	12,126

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	75	85,565
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	3.950	03/01/50	25	25,229
Sr. Unsec’d. Notes	4.200	10/03/47	10	10,399

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes	4.500%	07/15/23	20	$ 21,275
Sr. Unsec’d. Notes	4.500	04/15/38	20	20,364
Sr. Unsec’d. Notes	4.800	02/15/29	20	21,974
Sr. Unsec’d. Notes	4.875	06/01/25	10	10,966

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	35	35,923
ONEOK, Inc.,
Gtd. Notes	4.450	09/01/49	25	24,928
Gtd. Notes	4.950	07/13/47	10	10,819

Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.750	03/01/28	10	10,501
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	25	23,814
Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	10	8,470
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	31,235
Sr. Unsec’d. Notes	4.850	03/01/48	5	5,349
				466,271
Real Estate Investment Trusts (REITs) 0.3%
Boston Properties LP, Sr. Unsec’d. Notes	3.850	02/01/23	20	21,016
Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	10	10,323
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	20	19,773
Sr. Unsec’d. Notes	3.375	10/01/24	70	73,936
Sr. Unsec’d. Notes	3.500	09/01/25	5	5,341
Sr. Unsec’d. Notes	3.750	02/01/24	10	10,629

Ventas Realty LP, Gtd. Notes	3.850	04/01/27	15	16,029
				157,047
Retail 0.6%
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	30	32,248

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.200%	05/15/28	30	$ 32,583
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.750	02/15/24	125	134,402
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	20,861
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.700	01/30/26	25	27,007
Sr. Unsec’d. Notes, MTN	4.700	12/09/35	25	29,756
				276,857
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.125	01/15/25	20	19,978
Software 1.3%
Fidelity National Information Services, Inc., Gtd. Notes	3.875	06/05/24	10	10,695
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	5,111
Sr. Unsec’d. Notes	3.850	06/01/25	30	32,309
Microsoft Corp.,
Sr. Unsec’d. Notes	2.875	02/06/24	220	229,395
Sr. Unsec’d. Notes	3.700	08/08/46	50	56,913
Sr. Unsec’d. Notes	4.100	02/06/37	10	11,833
Oracle Corp.,
Sr. Unsec’d. Notes	2.650	07/15/26	165	169,325
Sr. Unsec’d. Notes	2.950	05/15/25	95	98,820
				614,401
Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	06/01/24	100	104,919
Sr. Unsec’d. Notes	3.800	02/15/27	70	74,904
Sr. Unsec’d. Notes	4.450	04/01/24	20	21,680
Sr. Unsec’d. Notes	4.750	05/15/46	100	110,934

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.625	12/15/30	25	38,361

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Cisco Systems, Inc., Sr. Unsec’d. Notes	2.900%	03/04/21	60	$ 60,862
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	26	29,063
Sr. Unsec’d. Notes	4.500	08/10/33	10	11,713
Sr. Unsec’d. Notes	4.522	09/15/48	128	152,309
				604,745
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	80,319
CSX Corp., Sr. Unsec’d. Notes	3.800	03/01/28	40	43,712
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	20	20,956
Sr. Unsec’d. Notes	3.600	09/15/37	10	10,448
				155,435

Total Corporate Bonds (cost $12,070,530)				12,820,953
Municipal Bonds 1.2%
Arizona 0.0%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	20	25,551
California 0.5%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	60	93,703
Taxable, Revenue Bonds	2.574	04/01/31	40	39,745

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	27,571
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	65	106,610
				267,629

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.2%
Chicago O’Hare International Airport, Taxable, Revenue Bonds, Series C	4.472%	01/01/49	20	$ 24,975
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	55	59,465
				84,440
Maryland 0.1%
Maryland State Transportation Authority, Revenue Bonds, BABs	5.888	07/01/43	40	54,679
New Jersey 0.2%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	50	80,067
New York 0.1%
New York City Water & Sewer System, Taxable, Revenue Bonds, BABs	5.882	06/15/44	20	29,365
Ohio 0.1%
Ohio State University (The),
Revenue Bonds, Series A	4.048	12/01/56	12	14,144
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	32,681
				46,825

Total Municipal Bonds (cost $527,779)				588,556
Sovereign Bonds 0.5%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	72,040
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	40	48,456
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	50	58,500
Sr. Unsec’d. Notes	5.100	06/18/50	30	35,925

Total Sovereign Bonds (cost $199,586)				214,921

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 30.5%
Federal Home Loan Bank	3.250%	11/16/28	70	$ 78,003
Federal Home Loan Bank, Bonds	1.500	08/15/24	50	49,739
Federal Home Loan Mortgage Corp.	2.000	01/01/32	69	68,329
Federal Home Loan Mortgage Corp.	2.500	07/01/31	166	168,979
Federal Home Loan Mortgage Corp.	3.000	02/01/32	49	50,870
Federal Home Loan Mortgage Corp.	3.000	02/01/32	50	51,981
Federal Home Loan Mortgage Corp.	3.000	01/01/37	23	24,173
Federal Home Loan Mortgage Corp.	3.000	12/01/37	42	42,846
Federal Home Loan Mortgage Corp.	3.000	12/01/42	182	187,382
Federal Home Loan Mortgage Corp.	3.000	11/01/46	76	78,105
Federal Home Loan Mortgage Corp.	3.000	01/01/47	192	196,656
Federal Home Loan Mortgage Corp.	3.500	11/01/37	43	44,912
Federal Home Loan Mortgage Corp.	3.500	06/01/42	61	63,619
Federal Home Loan Mortgage Corp.	3.500	04/01/46	107	111,068
Federal Home Loan Mortgage Corp.	3.500	11/01/47	129	133,780
Federal Home Loan Mortgage Corp.	3.500	11/01/47	214	222,278
Federal Home Loan Mortgage Corp.	4.000	10/01/45	90	94,945
Federal Home Loan Mortgage Corp.	4.000	05/01/46	177	186,859
Federal Home Loan Mortgage Corp.	4.000	03/01/47	156	164,443
Federal Home Loan Mortgage Corp.	4.000	01/01/48	222	232,746
Federal Home Loan Mortgage Corp.	4.000	06/01/48	166	172,940
Federal Home Loan Mortgage Corp.	4.500	07/01/47	200	211,000
Federal Home Loan Mortgage Corp.	4.500	12/01/48	85	89,182
Federal Home Loan Mortgage Corp.	6.250	07/15/32	30	44,198
Federal National Mortgage Assoc.	2.250	04/12/22	40	40,656
Federal National Mortgage Assoc.	2.500	TBA	250	252,695
Federal National Mortgage Assoc.	2.500	02/05/24	95	98,547
Federal National Mortgage Assoc.	2.500	01/01/32	154	156,217
Federal National Mortgage Assoc.	2.500	09/01/46	76	76,547
Federal National Mortgage Assoc.	2.500	11/01/49	71	70,606
Federal National Mortgage Assoc.	3.000	11/01/28	94	97,403
Federal National Mortgage Assoc.	3.000	01/01/30	204	209,924
Federal National Mortgage Assoc.	3.000	12/01/36	76	77,790
Federal National Mortgage Assoc.	3.000	10/01/42	28	28,541
Federal National Mortgage Assoc.	3.000	02/01/43	370	381,296
Federal National Mortgage Assoc.	3.000	04/01/43	117	120,902
Federal National Mortgage Assoc.	3.000	01/01/47	427	438,581
Federal National Mortgage Assoc.	3.500	TBA	1,000	1,026,797
Federal National Mortgage Assoc.	3.500	08/01/31	66	68,413
Federal National Mortgage Assoc.	3.500	10/01/32	44	45,779
Federal National Mortgage Assoc.	3.500	06/01/33	85	88,370
Federal National Mortgage Assoc.	3.500	01/01/42	191	200,101

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	03/01/42	178	$ 187,016
Federal National Mortgage Assoc.	3.500	11/01/42	102	107,357
Federal National Mortgage Assoc.	3.500	08/01/43	137	143,877
Federal National Mortgage Assoc.	3.500	03/01/45	323	336,329
Federal National Mortgage Assoc.	3.500	01/01/46	70	72,976
Federal National Mortgage Assoc.	3.500	12/01/46	476	495,190
Federal National Mortgage Assoc.	3.500	01/01/47	143	148,364
Federal National Mortgage Assoc.	3.500	09/01/47	242	252,699
Federal National Mortgage Assoc.	4.000	01/01/41	281	300,558
Federal National Mortgage Assoc.	4.000	04/01/41	158	169,485
Federal National Mortgage Assoc.	4.000	02/01/47	422	441,716
Federal National Mortgage Assoc.	4.000	04/01/48	617	646,059
Federal National Mortgage Assoc.	4.500	03/01/41	154	167,185
Federal National Mortgage Assoc.	4.500	02/01/44	156	167,094
Federal National Mortgage Assoc.	4.500	01/01/45	159	171,936
Federal National Mortgage Assoc.	4.500	08/01/48	78	82,694
Federal National Mortgage Assoc.	4.500	02/01/49	81	85,522
Federal National Mortgage Assoc.	5.000	11/01/35	171	189,111
Federal National Mortgage Assoc.	5.000	06/01/40	45	49,519
Federal National Mortgage Assoc.	5.000	03/01/42	83	91,853
Federal National Mortgage Assoc.	6.625	11/15/30	15	21,910
Federal National Mortgage Assoc., Notes	1.625	10/15/24	75	75,052
Government National Mortgage Assoc.	2.500	03/20/43	16	16,222
Government National Mortgage Assoc.	2.500	12/20/46	38	38,170
Government National Mortgage Assoc.	3.000	01/20/43	163	169,139
Government National Mortgage Assoc.	3.000	04/20/45	96	99,309
Government National Mortgage Assoc.	3.000	07/20/46	174	179,448
Government National Mortgage Assoc.	3.000	09/20/46	175	181,063
Government National Mortgage Assoc.	3.000	11/20/46	122	126,317
Government National Mortgage Assoc.	3.500	12/20/42	323	343,208
Government National Mortgage Assoc.	3.500	01/20/44	105	110,935
Government National Mortgage Assoc.	3.500	04/20/45	69	72,336
Government National Mortgage Assoc.	3.500	07/20/46	316	331,088
Government National Mortgage Assoc.	3.500	08/20/46	466	487,683
Government National Mortgage Assoc.	3.500	09/20/46	71	74,305
Government National Mortgage Assoc.	3.500	06/20/47	214	222,668
Government National Mortgage Assoc.	3.500	07/20/47	238	247,769
Government National Mortgage Assoc.	3.500	11/20/47	161	167,288
Government National Mortgage Assoc.	4.000	12/20/45	183	193,869
Government National Mortgage Assoc.	4.000	10/20/46	12	12,187
Government National Mortgage Assoc.	4.000	03/20/47	122	128,365
Government National Mortgage Assoc.	4.000	07/20/47	163	171,374

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	09/20/47	415	$ 435,471
Government National Mortgage Assoc.	4.500	04/20/41	32	34,406
Government National Mortgage Assoc.	4.500	03/20/44	78	83,539
Government National Mortgage Assoc.	4.500	12/20/44	72	77,231
Government National Mortgage Assoc.	4.500	11/20/46	48	51,049
Government National Mortgage Assoc.	4.500	01/20/47	15	15,682
Government National Mortgage Assoc.	5.000	04/20/45	52	57,366
Government National Mortgage Assoc.	5.500	12/15/33	20	22,385
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	80	80,147

Total U.S. Government Agency Obligations (cost $14,538,573)				14,881,719
U.S. Treasury Obligations 34.4%
U.S. Treasury Bonds	2.875	08/15/45	630	717,142
U.S. Treasury Bonds	2.875	05/15/49	35	40,286
U.S. Treasury Bonds	3.000	11/15/44	90	104,410
U.S. Treasury Bonds	3.000	05/15/45	985	1,145,255
U.S. Treasury Bonds	3.625	08/15/43	1,185	1,509,070
U.S. Treasury Bonds	3.750	11/15/43	300	389,672
U.S. Treasury Bonds	6.250	08/15/23	130	152,511
U.S. Treasury Bonds	7.250	08/15/22	60	69,335
U.S. Treasury Notes	1.125	02/28/21	40	39,758
U.S. Treasury Notes	1.375	04/30/21	810	807,374
U.S. Treasury Notes	1.375	05/31/21	1,265	1,260,800
U.S. Treasury Notes	1.375	10/15/22	385	383,451
U.S. Treasury Notes	1.500	10/31/21	20	19,991
U.S. Treasury Notes	1.500	10/31/24	285	284,744
U.S. Treasury Notes	1.625	04/30/23	1,230	1,234,276
U.S. Treasury Notes	1.625	08/15/29	10	9,940
U.S. Treasury Notes	1.750	07/31/21	45	45,141
U.S. Treasury Notes	1.750	09/30/22	215	216,478
U.S. Treasury Notes	1.875	04/30/22	1,155	1,164,835
U.S. Treasury Notes	2.000	11/30/20	1,315	1,320,445
U.S. Treasury Notes	2.000	10/31/22	200	202,812
U.S. Treasury Notes	2.000	02/15/25	450	460,125
U.S. Treasury Notes	2.000	08/15/25	485	496,348
U.S. Treasury Notes	2.125	09/30/21	325	328,415
U.S. Treasury Notes	2.125	06/30/22	630	640,041
U.S. Treasury Notes	2.125	07/31/24	625	641,797
U.S. Treasury Notes	2.250	11/15/27	460	481,347
U.S. Treasury Notes	2.875	11/15/21	1,510	1,549,932

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.875%	05/15/28	990	$ 1,085,945

Total U.S. Treasury Obligations (cost $16,098,590)				16,801,676

Total Long-Term Investments (cost $45,990,641)				48,025,006

	Shares
Short-Term Investment 3.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,864,213)(w)	1,864,213	1,864,213

TOTAL INVESTMENTS 102.1% (cost $47,854,854)		49,889,219
Liabilities in excess of other assets (2.1)%		(1,014,424)

Net Assets 100.0%		$ 48,874,795

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
MTN—Medium Term Note
REITs—Real Estate Investment Trust
TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Funds is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).